Directors', supervisors' and senior management's emoluments	12 Months Ended
Dec. 31, 2018
Directors', supervisors' and senior management's emoluments [abstract]
Directors', supervisors' and senior management's emoluments
39	Directors’, supervisors’ and senior management’s emoluments

(a)	Pre-tax benefits and social insurance of directors and supervisors

The remuneration of every director and supervisor of the Company for the year ended 31 December 2018 is set out below:

	Fees	Basic salaries	Performance salaries	Pension	Total

Name of director
Mr. Shu Yinbiao[1]	-	-	-	-	-
Mr. Cao Peixi[2]	-	-	-	-	-
Mr. Liu Guoyue[3]	-	-	-	-	-
Mr. Fan Xiaxia[4]	-	-	-	-	-
Mr. Huang Jian	-	-	-	-	-
Mr. Wang Yongxiang	-	-	-	-	-
Mr. Mi Dabin	-	-	-	-	-
Mr. Guo Hongbo	-	-	-	-	-
Mr. Cheng Heng	-	-	-	-	-
Mr. Lin Chong	-	-	-	-	-
Mr. Yue Heng	74	-	-	-	74
Mr. Xu Mengzhou	74	-	-	-	74
Mr. Liu Jizhen	74	-	-	-	74
Mr. Xu Haifeng	74	-	-	-	74
Mr. Zhang Xianzhi	74	-	-	-	74
Sub-total	370	-	-	-	370

Name of supervisor
Mr. Ye Xiangdong	-	-	-	-	-
Mr. Mu Xuan	-	-	-	-	-
Ms. Zhang Mengjiao	-	-	-	-	-
Mr. Gu Jianguo	-	-	-	-	-
Ms. Zhang Xiaojun	-	154	476	130	760
Mr. Zhu Daqing[5]	-	66	250	63	379
Mr. Zhang Xiancheng[6]	-	36	87	22	145
Sub-total	-	256	813	215	1,284
Total	370	256	813	215	1,654

The remuneration of every director and supervisor of the Company for the year ended 31 December 2017 is set out below:

	Fees	Basic salaries	Performance salaries	Pension	Total

Name of director
Mr. Cao Peixi	-	-	-	-	-
Mr. Guo Junming	-	-	-	-	-
Mr. Liu Guoyue	-	-	-	-	-
Mr. Fan Xiaxia	-	-	-	-	-
Mr. Li Shiqi	-	-	-	-	-
Mr. Huang Jian	-	-	-	-	-
Mr. Wang Yongxiang	-	-	-	-	-
Mr. Mi Dabin	24	-	-	-	24
Mr. Guo Hongbo	-	-	-	-	-
Mr. Zhu Yousheng	24	-	-	-	24
Ms. Li Song	24	-	-	-	24
Mr. Cheng Heng	-	-	-	-	-
Mr. Lin Chong	-	-	-	-	-
Mr. Li Zhensheng	37	-	-	-	37
Mr. Yue Heng	74	-	-	-	74
Mr. Geng Jianxin	37	-	-	-	37
Mr. Xia Qing	37	-	-	-	37
Mr. Xu Mengzhou	74	-	-	-	74
Mr. Liu Jizhen	37	-	-	-	37
Mr. Xu Haifeng	37	-	-	-	37
Mr. Zhang Xianzhi	37	-	-	-	37

Sub-total	442	-	-	-	442

Name of supervisor
Mr. Ye Xiangdong	-	-	-	-	-
Mr. Mu Xuan	24	-	-	-	24
Ms. Zhang Mengjiao	-	-	-	-	-
Mr. Gu Jianguo	24	-	-	-	24
Ms. Zhang Xiaojun	-	137	466	124	727
Mr. Zhu Daqing	-	135	464	123	722

Sub-total	48	272	930	247	1,497

Total	490	272	930	247	1,939

The remuneration of every director and supervisor of the Company for the year ended 31 December 2016 is set out below:

	Fees	Basic salaries	Performance salaries	Pension	Total

Name of director
Mr. Cao Peixi	-	-	-	-	-
Mr. Guo Junming	-	-	-	-	-
Mr. Liu Guoyue	-	-	-	-	-
Mr. Li Shiqi	-	-	-	-	-
Mr. Huang Jian	-	-	-	-	-
Mr. Fan Xiaxia	-	327	396	122	845
Mr. Mi Dabin	48	-	-	-	48
Mr. Guo Hongbo	-	-	-	-	-
Mr. Zhu Yousheng	48	-	-	-	48
Ms. Li Song	48	-	-	-	48
Mr. Li Zhensheng	74	-	-	-	74
Mr. Zhang Shouwen	37	-	-	-	37
Mr. Yue Heng	74	-	-	-	74
Mr. Geng Jianxin	74	-	-	-	74
Mr. Xia Qing	74	-	-	-	74
Mr. Xu Mengzhou	37	-	-	-	37

Sub-total	514	327	396	122	1,359

Name of supervisor
Mr. Ye Xiangdong	-	-	-	-	-
Mr. Mu Xuan	48	-	-	-	48
Ms. Zhang Mengjiao	-	-	-	-	-
Mr. Gu Jianguo	48	-	-	-	48
Mr. Wang Zhaobin	-	51	-	-	51
Ms. Zhang Ling	-	69	-	-	69
Ms. Zhang Xiaojun	-	92	314	89	495
Mr. Zhu Daqing	-	90	313	88	491

Sub-total	96	302	627	177	1,202

Total	610	629	1,023	299	2,561

[1]          Appointed on 30 January 2019.
[2]          Resigned on 30 January 2019.
[3]          Resigned on 15 May 2018.
[4]          Resigned on 28 February 2018.
[5]          Resigned on 30 October 2018.
[6]          Appointed on 30 October 2018.

During the year, no option was granted to the directors or the supervisors (2017: nil).

During the year, no emolument was paid to the directors or the supervisors (including the five highest paid employees) as an inducement to join or upon joining the Company or as compensation for loss of office (2017: nil).

No director or supervisor had waived or agreed to waive any emoluments during the years 2018 and 2017.

(b)	Five highest paid individuals

The five individuals whose emoluments were the highest in the Company and its subsidiaries for the year include no director (2017: no director) whose emoluments are reflected in the analysis presented above. The emoluments payable to the all five (2017: remaining five) individuals during the year (within the range of nil to RMB0.86 million) are as follows:

	As at 31 December
	2018	2017	2016

Basic salaries	1,500	1,524	1,213
Performance salaries	2,100	1,800	1,440
Pension	679	648	502

	4,279	3,972	3,155